INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	March 31,	September 30,
	2015	2014
Land use rights	$187,464	$186,317
Less: Accumulated amortization	34,680	32,605
Total	$152,784	$153,712

Amortization expense was $932 and $939 for the three months ended March 31, 2015 and 2014, respectively, $1,867 and $1,875 for the six months ended March 31, 2015 and 2014, respectively.

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	September 30, 2014	September 30, 2013
Land use rights	$186,317	$185,614
Less: Accumulated amortization	32,605	27,594
Total	$153,712	$158,020
Amortization expense was $3,733 and $3,682 for the years ended September 30, 2014 and 2013, respectively.